Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2015
Registrant Name	DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Central Index Key	0000814236
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Oct. 01, 2015
DREYFUS NEW YORK AMT-Free Municipal MONEY MARKET FUND | DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	DNYXX
DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/ | DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/
Prospectus:
Trading Symbol	DRNYX